Financial Instruments and Risk Management - Schedule of Net Income, Before Tax, Based on the Financial Risk Management Contracts (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 CAD ($)
10% change in commodity prices Increase [Member]
Schedule of Net Income, Before Tax, Based on the Financial Risk Management Contracts [Line Items]
Increase (decrease) to fair value of the risk management contracts – oil, Increase	$ (20,303)
Increase (decrease) to fair value of the risk management contracts – natural gas, Increase	5,503
10% change in commodity prices Decrease [Member]
Schedule of Net Income, Before Tax, Based on the Financial Risk Management Contracts [Line Items]
Increase (decrease) to fair value of the risk management contracts – oil, Decrease	9,913
Increase (decrease) to fair value of the risk management contracts – natural gas, Decrese	$ (5,037)